Trade and other receivables and deferred expenses (Tables)	12 Months Ended
Dec. 31, 2022
Trade and other receivables [abstract]
Schedule of trade and other receivables

	2022 $	2021 $
Current
Trade receivables, net of loss allowance	41,691,913	47,041,538
Deposits, prepayments and other receivables
- deposit s	1,119,968	955,854
- prepayments	4,965,101	6,450,343
- other receivables	804,045	411,559

	6,889,114	7,817,756
Deferred expenses (note )	4,577,255	—

	53,158,282	54,859,294
Non-current
Deferred expenses (note)	6,307,834	—

	59,466,116	54,859,294

Note:
Deferred expenses represent the advanced bonus payment to a director and certain employees for retention purpose. The balances are amortized over the period as stated in the employment agreements and recognized as an expense when the Group consumes the benefit arising from the services provided by the director and those employees in exchange for employee benefits. The amounts expected to be amortized within one year are recognized under current assets.